Note 12 - Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Number of options issued	120,000
Weighted average stock price	$1.09
Weighted average exercise price	$1.09
Weighted average expected life of options (a)	6.00
Weighted average expected volatility (b)	64%
Weighted average risk-free interest rate	1.72%
Expected annual dividend per share	-
Weighted average fair value of each option	$0.62

	2013	2012
Number of options issued	$2,637,400	$2,025,750
Weighted average stock price	$1.40	$1.65
Weighted average exercise price	$1.40	$1.65
Weighted average expected life of options(a)	6.00	5.00
Weighted average expected volatility (b)	67%	73%
Weighted average risk-free interest rate	1.30%	0.81%
Expected annual dividend per share	—	—
Weighted average fair value of each option	$0.85	$0.98
(a)	The options have a life of ten years.
(b)

The expected volatility of our common stock was estimated using an average of volatilities of publicly traded companies in similar energy businesses. This also approximates the Company’s five year historical volatility.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value* ($000s)
Outstanding - Beginning of Period	12,173,255	$3.83	$530
Granted	120,000	1.09	-
Exercised	-	-	-
Cancelled	(110,400)	1.09	-
Outstanding - End of Period	12,182,855	3.83	139
Exercisable - End of Period	9,090,608	$4.70	$95

	2013			2012
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value* ($000’s)	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value* ($000’s)

Outstanding—Beginning of Year	10,827,165	$4.71	$1,571	8,826,500	$5.41	$—
Granted	2,637,400	1.40	—	2,025,750	1.65	—
Exercised	(100,000)	0.97	—	—	—	—
Cancelled	(1,191,310)	1.61	—	(25,085)	1.45	—
Outstanding—End of Year	12,173,255	3.83	$530	10,827,165	4.71	$1,571
Exercisable—End of Year	8,450,046	$4.93	$352	7,359,330	$6.30	$576
*	The Aggregate Intrinsic Value was calculated using the December 31, 2013 and 2012 closing stock price of $1.16 and $1.62, respectively.

Schedule of Share-based Compensation, Activity [Table Text Block]
Exercise Price			Number of Options Outstanding	Weighted Average Remaining Contractual Life	Number of Exercisable Options
$0.90	-	$1.00	1,989,999	7.02	1,353,330
$1.01	-	$1.20	1,265,000	9.21	-
$1.21	-	$1.55	470,000	8.56	133,333
$1.56	-	$1.75	2,286,697	8.10	1,472,786
$1.76	-	$2.00	1,780,667	5.47	1,740,667
$2.01	-	$10.00	3,490,332	3.16	3,490,332
$10.01	-	$15.00	43,999	3.91	43,999
$15.01	-	$18.00	36,667	3.89	36,667
$18.01	-	$20.00	792,828	3.88	792,828
$20.01	-	$22.75	26,666	4.13	26,666
			12,182,855		9,090,608

Exercise Prices			Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Number of Exercisable Options
$0.90	-	$1.00	1,989,999	7.26	1.353,330
$1.01	-	$1.20	1,255,000	9.45	—
$1.21	-	$1.55	470,000	8.81	100,000
$1.56	-	$1.75	2,287,097	8.35	865,557
$1.76	-	$2.00	1,780,667	5.72	1,740,667
$2.01	-	$10.00	3,490,332	3.41	3,490,332
$10.01	-	$15.00	43,999	4.15	43,999
$15.01	-	$18.00	36,667	4.14	36,667
$18.01	-	$20.00	792,828	4.12	792,828
$20.01	-	$22.75	26,666	4.38	26,666

			12,173,255		8,450,046

Schedule of Nonvested Share Activity [Table Text Block]
	2012
	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested—Beginning of Year	25,000	$1.87
Granted	74,230	2.02
Cancelled	—	—
Exercised	—	—
Vested	(99,230)	1.98
Unvested—End of Period	—	$—